Summary of Allowance for Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning balance	R$ (1,342,211)	R$ (1,084,895)
Provision for bad debt	(1,216,658)	(777,106)
Trade receivables written off as uncollectible	688,519	519,790
Ending balance	R$ (1,870,350)	R$ (1,342,211)